Prepayments, Deposits and Other Assets, Net	12 Months Ended
Dec. 31, 2025
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 6 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	As of December 31,
	2025	2024

Security deposits (1)	$257,453	$631,211
Advances to suppliers	1,651,758	1,659,609
Advances to employees	71,666	129,971
Prepaid expense	34,837	529,751
Prepaid VAT tax	393,404	-
Antique art pieces (2)	26,814,960	36,970,600
Others	-	19,286
	29,224,078	39,940,428
Less: Long term portion	(27,019,546)	(37,689,697)
Allowance for credit losses - advances to suppliers	(1,530,602)	(548,248)
Prepayments, deposits and other assets – current portion	$673,930	$1,702,483

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

(2)	On January 5, 2023, the Group received 20 antique art pieces to settle $59,651,975 (RMB411,157,212) from a debt extinguish agreement. On May 1, 2024, the Group settled 7 antique art pieces as a purchase consideration to acquire Hongchuangxin (details refer to Note 3). On August 1, 2025, the Group settled 6 antique art pieces as a purchase consideration to acquire Creation Intelligent (details refer to Note 3). The Group engaged an independent valuation firm to perform the valuation for the rest antique art pieces, the fair value was $26,814,960 as of December 31, 2025.

Movement of allowance for credit losses is as follows:

	As of December 31,
	2025	2024	2023

Beginning balance	$548,248	$281,694	$364,973
Provision for credit losses	2,892,983	9,065,372	-
Written-off	(1,960,554)	(8,787,174)	(75,000)
Foreign currency translation adjustments	49,925	(11,644)	(8,279)
Ending balance	$1,530,602	$548,248	$281,694